 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

Alliance California Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

AllianceBernstein L.P.
1345 Avenue of the Americas, New York, New York 10105
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:
(800) 221-5672

EMILIE D. WRAPP
AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Copies of communications to:
Paul M. Miller
Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C. 20001

Date of fiscal year end: October 31

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1. Proxy Voting Record.

FORM N-PX

ICA File Number:  811-10575

Registrant Name:  Alliance California Municipal Income Fund, Inc.

Reporting Period:  07/01/2018 - 06/30/2019

Alliance California Municipal Income Fund, Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Alliance California Municipal Income Fund, Inc.

		By:	Robert M. Keith*
Chief Executive Officer

		Date:	August 29, 2019

*By:	/s/ Nancy E. Hay
Nancy E. Hay
(Attorney-in-fact)

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-2 and any other filings of:

-AllianceBernstein Global High Income Fund, Inc.

-AllianceBernstein National Municipal Income Fund, Inc.

-Alliance California Municipal Income Fund, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof

/s/ Robert M. Keith
Robert M. Keith

Dated: July 31, 2018